GSMBS 2022-NQM2 ABS-15G

Exhibit 99.1 - Schedule 8

Loan Number	Account Number	Guidelines	Bank Statement Type	Bank Statement Indicator	Total Months of Bank statements	Bank Statement Income	Profit Loss Indicator	DSCR	DSCR Qualifying Income	DSCR Operating Expense	DSCR Guideline Comparison	DSCR Ratio Output	Qualifying Payment Considered	Subject Property Address	City	State	Zip	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Income Document Detail	Expense Ratio (Only Bank Statement)	Percent of Business Ownership (Bank Statement loans)	Months P&L (Bank Statement Loans)
XXXXX	XXXXX	XXX	Personal	Yes	XXX	$XXX	No	No					XXX	XXX	XXX	XXX	XXX					BANK STATEMENT		XXX%	XXX
XXXXX	XXXXX	XXX	Personal	Yes	XXX	$XXX	No	No					XXX	XXX	XXX	XXX	XXX					BANK STATEMENT		XXX%	XXX
XXXXX	XXXXX	XXX	Business	Yes	XXX	$XXX	No	No					XXX	XXX	XXX	XXX	XXX					BANK STATEMENT		XXX%	XXX
XXXXX	XXXXX	XXX	Business	Yes	XXX	$XXX	No	No					XXX	XXX	XXX	XXX	XXX					BANK STATEMENT		XXX%	XXX